Corporate information and going concern (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Corporate information and going concern
Cumulative deficit	$ 54,481,112	$ 41,303,530
Working capital deficiency	$ 15,990,852	$ 423,841